Summary of Significant Accounting Policies - Additional Information (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 22, 2017	Dec. 31, 2017 USD ($) segment item $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Mar. 31, 2013 $ / shares
Preferred Stock
Employment cost			$ 2,727	$ 3,155
Stock split	0.109051	0.109051
Common stock, authorized | shares		120,000,000	120,000,000
Common stock, par value per share | $ / shares		$ 0.001	$ 0.001		$ 0.001
Off Balance Sheet Risk and Concentrations of Credit Risk
Number of federally insured financial institutions | item		2
Segment Information
Number of operating segments | segment		1
Deferred Issuance Costs
Capitalized deferred issuance costs		$ 1,825
Prepaid Expenses and Other Current Assets
Prepaid research and development costs		1,533	$ 422
Other current assets		1,056	216
Prepaid expenses and other current assets		$ 2,589	638
Noncurrent Assets
Deferred Issuance Costs
Deferred issuance costs			$ 9